CAPITAL STOCK (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IssuedCapitalLineItems [Line Items]
Preferred shares issued	0
Common shares issued	7,292,709
Number of common stock issued for puchase of asset	100,000
Share price	$ 0.075
Weighted average remaining contractual life of warrants	1 year 7 months 24 days	2 years 7 months 24 days
Option outstanding	0	0
Shares issued	0
Number of warrants purchased		100,000
Warrant exercise price		0.075
Jackpot
IssuedCapitalLineItems [Line Items]
Common shares issued	3,449,985
Number of common stock sold	3,400,000
Jackpot
IssuedCapitalLineItems [Line Items]
Common shares issued	49,985